Additional information on the consolidated statements of income (loss) - Disclosure of other gains, net (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Additional information on the consolidated statements of income (loss) [Abstract]
Change in fair value of financial assets at fair value through profit and loss	$ 2,386	$ (1,089)
Net gain (loss) on dilution of investments in associates	10,381	(3,687)
Net gain on acquisition of investments	3,827	1,006
Net gain (loss) on disposal of investments	5,357	(27,391)
Impairment of an investment in an associate	0	(12,500)
Impairment of other investments	(7,998)	(4,724)
Other	(331)	0
Other gains (losses), net	$ 13,622	$ (48,385)